Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
15.	Fair Value Measurement

On January 1, 2008, the Company adopted ASC 820, "Fair Value Measurements". As a result, the Company now classifies its inputs used to measure fair value into the following hierarchy:

Level 1 –	Unadjusted quoted market prices in active market.

Level 2 –	Unadjusted quoted prices in active markets for similar assets or liabilities or Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or Inputs other than quoted prices that are observable for the asset or liability.

Level 3 –	Unobservable inputs for the assets or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, assets and liabilities are to be measured based on the following valuation techniques:

Market approach – Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income approach – Converting the future amounts based on the market expectations to its present value using the discounting methodology.

Cost approach – Replacement cost method.

As of December 31, 2011, the fair value of the Company's financial assets and liabilities that are measured at fair value on recurring basis, by hierarchy, is summarized in the following table (dollars in thousands):

(Successor)	Total	Level 1	Level 2	Level 3
Current assets:
Liquid mutual fund units	$199,166	$199,166	$—	$—
Fixed maturity fund units	114,287	—	114,287	—
Certificate of deposit with bank and others	8,900	—	8,900	—
Foreign currency exchange derivatives	277	—	277	—

Total current assets	$322,630	$199,166	$123,464	$—

Current liabilities:
Foreign currency exchange derivatives	$10,525	$—	$10,525	$—

Total current liabilities	$10,525	$—	$10,525	$—

Non-Current liabilities:
Foreign currency exchange derivatives	$6,739	$—	$6,739	$—

Total non-current liabilities	$6,739	$—	$6,739	$—

As of December 31, 2010, the fair value of the Company's financial assets and liabilities that are measured at fair value on recurring basis, by hierarchy, is summarized in the following table (dollars in thousands):

(Predecessor)	Total	Level 1	Level 2	Level 3
Current assets:
Liquid mutual fund units	$68,733	$—	$68,733	$—
Fixed maturity fund units	157,040	—	157,040	—
Certificate of deposit with bank and others	54,777	—	54,777	—
Foreign currency exchange derivatives	5,177	—	5,177	—

Total current assets	$285,727	$—	$285,727	$—

Non-Current liabilities:
Foreign currency exchange derivatives	$6,539	$—	$6,539	$—

Total non-current liabilities	$6,539	$—	$6,539	$—

Investments

The Company's investments consist primarily of investment in debt linked mutual funds and certificates of deposit with banks. Fair value of debt linked mutual funds are based on prices as stated by the issuers of mutual funds and are classified as Level 1 or 2 after considering whether the fair value is readily determinable. Fair value of investments in certificate of deposits, classified as available for sale, is determined using observable market inputs and are classified as Level 2.

Derivative financial instruments

The Company's derivative financial instruments consist of foreign currency forward exchange and option contracts. Fair value of derivative financial instruments are based on prices as provided by the banks and are classified as Level 2. The fair value is also obtained from independent third party dealers. All of the significant inputs to the third-party valuation models are observable in active markets. Inputs include current market-based parameters such as forward rates, yield curves and credit default swap pricing.

Assets and liabilities not measured at fair value

The fair value of Company's current assets and current liabilities approximate their carrying value because of their short-term maturity. Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.